COHEN & STEERS INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2022 (Unaudited)

		Shares/Units	Value
COMMON STOCK	119.2%
AUSTRALIA	7.8%
RAILWAYS	0.4%
Aurizon Holdings Ltd.		4,522,025	$10,001,133

TOLL ROADS	7.4%
Atlas Arteria Ltd.(a)		6,990,746	27,837,528
Transurban Group(a)		16,558,010	130,765,506

			158,603,034

TOTAL AUSTRALIA			168,604,167

CANADA	17.3%
DIVERSIFIED UTILITIES	1.2%
AltaGas Ltd.		1,366,367	26,163,107

ELECTRIC	3.2%
Emera, Inc.		1,157,138	46,818,288
Hydro One Ltd., 144A(b)		863,951	21,127,350

			67,945,638

PIPELINES—C-CORP	9.2%
Enbridge, Inc.		4,224,485	156,642,503
Pembina Pipeline Corp.		1,007,595	30,606,788
TC Energy Corp.		291,904	11,757,729

			199,007,020

RAILWAYS	3.4%
Canadian National Railway Co.		688,791	74,386,536

RENEWABLE ENERGY	0.3%
Tidewater Renewables Ltd.(c)		789,442	5,526,408

TOTAL CANADA			373,028,709

CHINA	2.6%
GAS DISTRIBUTION	1.3%
Enn Energy Holdings Ltd.		1,971,621	26,287,965

PIPELINES—C-CORP	0.5%
Beijing Enterprises Holdings Ltd., (H shares)		3,899,500	10,928,590

TOLL ROADS	0.8%
Jiangsu Expressway Co., Ltd., (H shares)		15,514,000	11,647,514
Zhejiang Expressway Co., Ltd., (Class H)		8,712,000	5,920,112

			17,567,626

TOTAL CHINA			54,784,181

		Shares/Units	Value
FRANCE	1.0%
RAILWAYS
Getlink SE		1,377,920	$21,367,876

HONG KONG	1.6%
ELECTRIC	0.6%
Power Assets Holdings Ltd.		2,792,500	13,998,165

GAS DISTRIBUTION	1.0%
Hong Kong and China Gas Co., Ltd.		24,211,050	21,326,312

TOTAL HONG KONG			35,324,477

INDIA	0.4%
MARINE PORTS
Adani Ports & Special Economic Zone Ltd.		866,887	8,687,820

ITALY	2.0%
TOLL ROADS
Atlantia SpA		1,936,699	42,734,552

JAPAN	3.2%
ELECTRIC	0.7%
Kansai Electric Power Co., Inc.		1,889,800	15,810,730

GAS DISTRIBUTION	0.6%
Osaka Gas Co., Ltd.		804,700	12,131,644

RAILWAYS	1.9%
West Japan Railway Co.		1,066,100	40,750,698

TOTAL JAPAN			68,693,072

LUXEMBOURG	0.8%
COMMUNICATIONS—SATELLITES
SES SA		2,914,041	15,960,760

MEXICO	1.7%
AIRPORTS
Grupo Aeroportuario del Pacifico SAB de CV, Class B		2,930,692	37,107,498

NEW ZEALAND	1.2%
AIRPORTS
Auckland International Airport Ltd.(c)		6,665,359	26,716,872

SPAIN	3.0%
AIRPORTS	1.7%
Aena SME SA, 144A(b),(c)		362,117	37,580,360

COMMUNICATIONS	1.3%
Cellnex Telecom SA, 144A(b)		888,158	27,396,629

TOTAL SPAIN			64,976,989

		Shares/Units	Value
THAILAND	1.7%
AIRPORTS
Airports of Thailand PCL(c)		19,460,000	$37,403,234

UNITED KINGDOM	2.8%
ELECTRIC	1.9%
National Grid PLC		3,889,986	40,043,911

UTILITIES—WATER	0.9%
Pennon Group PLC		2,239,838	19,543,075

TOTAL UNITED KINGDOM			59,586,986

UNITED STATES	72.1%
COMMUNICATIONS	10.3%
TOWERS	10.2%
American Tower Corp.(d),(e)		631,353	135,551,489
Crown Castle International Corp.(d),(e)		458,121	66,221,391
SBA Communications Corp.(d),(e)		62,900	17,904,485

			219,677,365

DATA CENTERS	0.1%
Digital Realty Trust, Inc.		21,300	2,112,534

TOTAL COMMUNICATIONS			221,789,899

ELECTRIC	36.1%
Alliant Energy Corp.(d),(e)		1,269,705	67,281,668
CenterPoint Energy, Inc.(d),(e),(f)		1,821,518	51,330,377
CMS Energy Corp.(d),(e)		565,740	32,948,698
Duke Energy Corp.(d),(e),(f)		835,582	77,725,838
Edison International(d),(e)		294,584	16,667,563
Entergy Corp.(d),(e),(f)		425,010	42,768,756
Evergy, Inc.(d),(e)		763,369	45,344,119
FirstEnergy Corp.(d),(e)		1,875,695	69,400,715
NextEra Energy, Inc.(d),(e)		2,361,313	185,150,552
PNM Resources, Inc.(d)		640,159	29,274,471
Portland General Electric Co.(d),(e)		263,923	11,470,093
PPL Corp.(d),(e)		1,322,029	33,513,435
Public Service Enterprise Group, Inc.(d),(e)		245,468	13,802,666
Southern Co./The(d)		1,053,554	71,641,672
WEC Energy Group, Inc.(d),(e)		323,090	28,893,939

			777,214,562

		Shares/Units	Value
ENERGY—OIL & GAS STORAGE & TRANSPORTATION	1.3%
Hess Midstream LP, Class A(d),(e)		409,705	$10,455,671
Plains All American Pipeline LP(d),(e)		1,764,432	18,561,825

			29,017,496

ENVIRONMENTAL SERVICES—ENVIROMENTAL CONTROL	1.6%
Waste Management, Inc.(d),(e)		213,359	34,182,245

FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	1.0%
Rice Acquisition Corp. II(c)		731,336	7,441,344
Zimmer Energy Transition Acquisition Corp.(c),(d)		1,452,434	14,291,950

			21,733,294

FOOD—FOOD PRODUCTS	0.1%
Benson Hill, Inc.(c)		962,500	2,637,250

GAS DISTRIBUTION	5.8%
NiSource, Inc.(d)		1,927,027	48,541,810
Sempra Energy(d),(e)		413,766	62,040,074
Spire, Inc.(d)		220,008	13,713,099

			124,294,983

PIPELINES	9.1%
PIPELINES—C-CORP	5.8%
Cheniere Energy, Inc.(d),(e)		282,908	46,937,266
DT Midstream, Inc.(d)		866,084	44,941,099
ONEOK, Inc.(d),(e)		655,386	33,581,979

			125,460,344

PIPELINES—MLP	3.3%
Crestwood Equity Partners LP		591,002	16,412,125
Energy Transfer LP(d)		1,606,191	17,716,287
Magellan Midstream Partners LP(d)		425,221	20,202,250
MPLX LP(d),(e)		514,959	15,453,919

			69,784,581

TOTAL PIPELINES			195,244,925

RAILWAYS	3.6%
Norfolk Southern Corp.(d),(e)		368,647	77,286,844

RENEWABLE ENERGY	1.3%
Clearway Energy, Inc., Class C(d),(e)		596,559	19,000,404
Stem, Inc.(c)		637,750	8,507,585

			27,507,989

		Shares/Units	Value
UTILITIES—WATER	1.9%
American Water Works Co., Inc.(d),(e)		208,862	$27,185,478
Essential Utilities, Inc.(d),(e),(f)		324,963	13,446,969

			40,632,447

TOTAL UNITED STATES			1,551,541,934

TOTAL COMMON STOCK (Identified cost—$2,237,700,949)			2,566,519,127

PREFERRED SECURITIES—$25 PAR VALUE	3.9%
BERMUDA	0.0%
REINSURANCE
RenaissanceRe Holdings Ltd., 5.75%, Series F(d),(g)		7,000	159,110

CANADA	0.2%
FINANCIAL	0.1%
Brookfield BRP Holdings Canada, Inc., 4.625%(g)		100,000	1,695,000

UTILITIES	0.1%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23, due 10/17/78(h)		29,974	728,068
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A(h)		65,127	1,576,725

			2,304,793

TOTAL CANADA			3,999,793

NETHERLANDS	0.1%
INSURANCE
AEGON Funding Co. LLC, 5.10%, due 12/15/49(d)		65,287	1,362,540

UNITED STATES	3.6%
BANKS	0.8%
Bank of America Corp., 6.00%, Series GG(g)		184,373	4,406,515
KeyCorp., 6.20% to 12/15/27(g),(h)		45,600	1,105,800
New York Community Bancorp, Inc., 6.375% to 3/17/27, Series A(d),(g),(h)		58,930	1,453,803
Regions Financial Corp., 5.70% to 5/15/29, Series C(d),(g),(h)		140,630	3,155,737
Wells Fargo & Co., 4.70%, Series AA(g)		142,405	2,638,765
Wells Fargo & Co., 4.75%, Series Z(d),(g)		206,575	3,879,478

			16,640,098

		Shares/Units	Value
CONSUMER CYCLICAL	0.2%
Ford Motor Co., 6.50%, due 8/15/62		144,325	$3,472,459

ELECTRIC	0.6%
CMS Energy Corp., 5.875%, due 3/1/79(d)		99,975	2,318,420
Duke Energy Corp., 5.75%, Series A(d),(g)		141,350	3,390,987
Southern Co./The, 5.25%, due 12/1/77(d)		99,672	2,236,640
Southern Co./The, 4.95%, due 1/30/80, Series 2020(d)		230,000	4,747,200

			12,693,247

FINANCIAL	0.6%
DIVERSIFIED FINANCIAL SERVICES	0.4%
Apollo Asset Management, Inc., 6.375%, Series A(g)		57,982	1,404,324
Apollo Asset Management, Inc., 6.375%, Series B(g)		6,321	149,808
Carlyle Finance LLC, 4.625%, due 5/15/61		70,000	1,204,000
Oaktree Capital Group LLC, 6.625%, Series A(d),(g)		100,000	2,356,000
Oaktree Capital Group LLC, 6.55%, Series B(d),(g)		66,071	1,585,043
Synchrony Financial, 5.625%, Series A(d),(g)		114,545	2,096,173

			8,795,348

INVESTMENT BANKER/BROKER	0.2%
Morgan Stanley, 6.375% to 10/15/24, Series I(d),(g),(h)		118,969	2,940,914

TOTAL FINANCIAL			11,736,262

INDUSTRIALS—CHEMICALS	0.3%
CHS, Inc., 7.10% to 3/31/24, Series 2(d),(g),(h)		135,283	3,363,136
CHS, Inc., 6.75% to 9/30/24, Series 3(d),(g),(h)		137,935	3,413,891

			6,777,027

INSURANCE	0.4%
LIFE/HEALTH INSURANCE	0.2%
Athene Holding Ltd., 6.35% to 6/30/29, Series A(d),(g),(h)		115,223	2,809,137
Equitable Holdings, Inc., 5.25%, Series A(g)		52,000	1,083,160
Voya Financial, Inc., 5.35% to 9/15/29, Series B(g),(h)		74,258	1,779,221

			5,671,518

MULTI-LINE	0.0%
American International Group, Inc., 5.85%, Series A(g)		1,077	25,913

PROPERTY CASUALTY	0.1%
Enstar Group Ltd., 7.00% to 9/1/28, Series D(g),(h)		77,050	1,806,823

REINSURANCE	0.1%
Arch Capital Group Ltd., 5.45%, Series F(d),(g)		80,000	1,742,400

TOTAL INSURANCE			9,246,654

		Shares/Units	Value
INTEGRATED TELECOMMUNICATIONS SERVICES	0.2%
AT&T, Inc., 4.75%, Series C(g)		182,869	$3,434,280
United States Cellular Corp., 5.50%, due 6/1/70		94,315	1,744,827

			5,179,107

PIPELINES	0.3%
Energy Transfer LP, 7.375% to 5/15/23, Series C(g),(h)		109,692	2,396,770
Energy Transfer LP, 7.625% to 8/15/23, Series D(g),(h)		89,991	2,058,094
Energy Transfer LP, 7.60% to 5/15/24, Series E(g),(h)		113,416	2,743,533

			7,198,397

UTILITIES	0.2%
NiSource, Inc., 6.50% to 3/15/24, Series B(d),(g),(h)		30,015	740,770
Sempra Energy, 5.75%, due 7/1/79(d)		99,837	2,360,147
Spire, Inc., 5.90%, Series A(d),(g)		76,071	1,834,832

			4,935,749

TOTAL UNITED STATES			77,879,000

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$92,583,225)			83,400,443

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	18.7%
AUSTRALIA	0.5%
BANKS	0.2%
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75% to 6/15/26, 144A(b),(g),(h),(i)		$4,000,000	3,823,540

INSURANCE—PROPERTY CASUALTY	0.3%
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44(h),(j)		5,155,000	5,000,794
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN(h),(j)		1,800,000	1,656,872

			6,657,666

TOTAL AUSTRALIA			10,481,206

CANADA	1.8%
BANKS	0.1%
Bank of Nova Scotia/The, 4.90% to 6/4/25(g),(h)		2,000,000	1,790,439

		Principal Amount	Value
ELECTRIC	0.3%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A(d),(e),(h)		$7,268,000	$6,919,891

PIPELINES	1.4%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A(h)		5,980,000	5,275,855
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A(d),(h)		4,155,000	3,722,978
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78(d),(h)		5,913,000	5,321,711
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83(h)		3,060,000	2,954,887
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83(h)		1,920,000	1,856,970
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79(d),(h)		5,008,000	4,350,700
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A(d),(e),(h)		6,499,000	6,065,035

			29,548,136

TOTAL CANADA			38,258,466

FINLAND	0.1%
BANKS
Nordea Bank Abp, 6.625% to 3/26/26, 144A(b),(d),(g),(h),(i)		1,400,000	1,299,900

FRANCE	1.7%
BANKS
BNP Paribas SA, 6.625% to 3/25/24, 144A(b),(d),(g),(h),(i)		3,660,000	3,363,357
BNP Paribas SA, 7.00% to 8/16/28, 144A(b),(d),(g),(h),(i)		1,000,000	865,928
BNP Paribas SA, 7.375% to 8/19/25, 144A(b),(d),(g),(h),(i)		6,200,000	5,868,785
BNP Paribas SA, 7.75% to 8/16/29, 144A(b),(g),(h),(i)		6,400,000	5,921,920
Credit Agricole SA, 6.875% to 9/23/24, 144A(b),(d),(g),(h),(i)		2,600,000	2,399,202
Credit Agricole SA, 7.875% to 1/23/24, 144A(b),(d),(g),(h),(i)		5,600,000	5,385,974
Credit Agricole SA, 8.125% to 12/23/25, 144A(b),(d),(g),(h),(i)		3,950,000	3,816,786
Societe Generale SA, 6.75% to 4/6/28, 144A(b),(d),(g),(h),(i)		3,400,000	2,694,455
Societe Generale SA, 7.875% to 12/18/23, 144A(b),(d),(g),(h),(i)		5,400,000	5,190,750
Societe Generale SA, 8.00% to 9/29/25, 144A(b),(d),(g),(h),(i)		1,800,000	1,717,299

			37,224,456

HONG KONG	0.1%
BANKS
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A(b),(d),(g),(h)		2,200,000	2,211,000

ITALY	0.4%
BANKS	0.1%
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A(b),(d),(g),(h),(i)		2,900,000	2,418,583

		Principal Amount	Value
ELECTRIC	0.3%
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A(b),(h)		$6,400,000	$6,398,720

TOTAL ITALY			8,817,303

JAPAN	0.5%
INSURANCE—LIFE/HEALTH INSURANCE
Dai-ichi Life Insurance Co., Ltd./The, 5.10% to 10/28/24, 144A(b),(d),(g),(h)		2,000,000	1,941,887
Fukoku Mutual Life Insurance Co., 5.00% to 7/28/25(g),(h),(j)		2,800,000	2,695,182
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A(b),(d),(e),(h)		5,600,000	5,450,839

			10,087,908

NETHERLANDS	0.5%
BANKS	0.4%
ING Groep N.V., 5.75% to 11/16/26(d),(g),(h),(i)		5,000,000	4,302,657
ING Groep N.V., 6.50% to 4/16/25(g),(h),(i)		2,600,000	2,325,947
ING Groep N.V., 6.75% to 4/16/24(g),(h),(i),(j)		3,000,000	2,824,713

			9,453,317

INSURANCE—MULTI-LINE	0.1%
Aegon NV, 5.50% to 4/11/28, due 4/11/48(h)		2,875,000	2,487,844

TOTAL NETHERLANDS			11,941,161

SPAIN	0.2%
BANKS
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9(d),(g),(h),(i)		3,800,000	3,307,178
Banco Santander SA, 7.50% to 2/8/24(g),(h),(i),(j)		1,200,000	1,119,606

			4,426,784

SWITZERLAND	1.3%
BANKS	1.0%
Credit Suisse Group AG, 5.25% to 2/11/27, 144A(b),(g),(h),(i)		1,600,000	1,127,545
Credit Suisse Group AG, 6.375% to 8/21/26, 144A(b),(d),(g),(h),(i)		3,000,000	2,190,000
Credit Suisse Group AG, 7.25% to 9/12/25, 144A(b),(d),(g),(h),(i)		1,400,000	1,071,093
Credit Suisse Group AG, 7.50% to 12/11/23, 144A(b),(d),(g),(h),(i)		400,000	368,670
Credit Suisse Group AG, 7.50% to 7/17/23, 144A(b),(d),(e),(g),(h),(i)		4,800,000	4,128,000
Credit Suisse Group AG, 9.75% to 6/23/27, 144A(b),(g),(h),(i)		2,600,000	2,556,786
UBS Group AG, 6.875% to 8/7/25(g),(h),(i),(j)		5,400,000	5,043,962
UBS Group AG, 7.00% to 1/31/24, 144A(b),(d),(e),(g),(h),(i)		5,400,000	5,122,980

			21,609,036

		Principal Amount	Value
INSURANCE—MULTI-LINE	0.3%
Argentum Netherlands BV for Zurich Insurance Co. Ltd., 5.125% to 6/1/28, due 6/1/48(h),(j)		$7,000,000	$6,195,000

TOTAL SWITZERLAND			27,804,036

UNITED KINGDOM	2.7%
BANKS	1.7%
Barclays PLC, 8.00% to 6/15/24(d),(g),(h),(i)		5,000,000	4,650,750
Barclays PLC, 8.00% to 3/15/29(g),(h),(i)		4,400,000	3,861,880
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, Series 2, 144A(b),(d),(g),(h)		7,270,000	9,217,755
HSBC Holdings PLC, 6.375% to 3/30/25(d),(g),(h),(i)		1,600,000	1,443,720
HSBC Holdings PLC, 6.50% to 3/23/28(d),(g),(h),(i)		2,800,000	2,350,366
Lloyds Banking Group PLC, 7.50% to 6/27/24(d),(g),(h),(i)		4,534,000	4,215,464
Lloyds Banking Group PLC, 7.50% to 9/27/25(d),(g),(h),(i)		3,400,000	3,111,000
Natwest Group PLC, 6.00% to 12/29/25(d),(g),(h),(i)		2,000,000	1,750,000
Natwest Group PLC, 8.00% to 8/10/25(d),(g),(h),(i)		6,000,000	5,608,530
Standard Chartered PLC, 7.75% to 4/2/23, 144A(b),(d),(g),(h),(i)		600,000	585,294

			36,794,759

INSURANCE	0.2%
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41(h),(j)		500,000	385,282
Phoenix Group Holdings PLC, 5.625% to 1/29/25(g),(h),(i),(j)		4,400,000	3,586,176

			3,971,458

INTEGRATED TELECOMMUNICATIONS SERVICES	0.5%
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81(h)		2,090,000	1,451,944
Vodafone Group PLC, 6.25% to 7/3/24, due 10/3/78(h),(j)		5,731,000	5,453,620
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79(d),(h)		4,500,000	4,292,257

			11,197,821

OIL & GAS	0.3%
BP Capital Markets PLC, 4.375% to 6/22/25(g),(h)		3,000,000	2,782,500
BP Capital Markets PLC, 4.875% to 3/22/30(d),(g),(h)		3,550,000	3,064,094

			5,846,594

TOTAL UNITED KINGDOM			57,810,632

		Principal Amount		Value
UNITED STATES	8.9%
BANKS	5.3%
AgriBank FCB, 6.875% to 1/1/24(d),(g),(h)		37,000	†	$3,792,500
Ally Financial, Inc., 4.70% to 5/15/28, Series C(g),(h)		$1,936,000		1,384,240
Bank of America Corp., 5.875% to 3/15/28, Series FF(d),(g),(h)		2,682,000		2,303,168
Bank of America Corp., 6.10% to 3/17/25, Series AA(d),(g),(h)		4,886,000		4,687,164
Bank of America Corp., 6.25% to 9/5/24, Series X(d),(g),(h)		7,423,000		7,191,031
Bank of America Corp., 6.30% to 3/10/26, Series DD(g),(h)		3,000,000		2,961,900
Bank of America Corp., 6.50% to 10/23/24, Series Z(d),(g),(h)		6,806,000		6,695,089
Citigroup, Inc., 3.875% to 2/18/26(g),(h)		3,250,000		2,688,172
Citigroup, Inc., 4.15% to 11/15/26, Series Y(g),(h)		2,310,000		1,842,225
Citigroup, Inc., 5.00% to 9/12/24, Series U(d),(g),(h)		4,704,000		4,197,745
Citigroup, Inc., 5.90% to 2/15/23, Series B(d),(e),(g),(h)		5,675,000		5,632,437
Citigroup, Inc., 5.95% to 5/15/25, Series P(d),(e),(g),(h)		6,000,000		5,437,783
Citigroup, Inc., 6.25% to 8/15/26, Series T(d),(e),(g),(h)		4,850,000		4,651,150
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(d),(g),(h)		2,000,000		1,955,000
Citizens Financial Group, Inc., 6.375% to 4/6/24, Series C(d),(g),(h)		1,200,000		1,116,000
CoBank ACB, 6.25% to 10/1/22, Series F(d),(g),(h),(k)		52,500	†	5,295,937
CoBank ACB, 6.25% to 10/1/26, Series I(d),(e),(g),(h)		2,866,000		2,769,642
Comerica, Inc., 5.625% to 7/1/25(g),(h)		1,997,000		1,963,471
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(b),(d),(g),(h)		35,300	†	3,618,250
Goldman Sachs Group, Inc./The, 3.65% to 8/10/26, Series U(g),(h)		1,670,000		1,285,900
Goldman Sachs Group, Inc./The, 4.125% to 11/10/26, Series V(g),(h)		1,000,000		796,250
Goldman Sachs Group, Inc./The, 5.30% to 11/10/26, Series O(d),(g),(h)		1,645,000		1,530,344
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(g),(h)		1,000,000		963,750
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(g),(h)		1,000,000		892,493
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(g),(h)		894,000		832,897
JPMorgan Chase & Co., 5.00% to 8/1/24, Series FF(g),(h)		1,043,000		941,177
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(d),(g),(h)		2,500,000		2,401,562
JPMorgan Chase & Co., 6.125% to 4/30/24, Series U(g),(h)		1,436,000		1,394,787
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(d),(g),(h)		5,790,000		5,741,081
PNC Financial Services Group, Inc./The, 6.20% to 9/15/27, Series V(d),(g),(h)		4,450,000		4,216,375
SVB Financial Group, 4.00% to 5/15/26, Series C(d),(g),(h)		2,980,000		2,266,188
SVB Financial Group, 4.25% to 11/15/26, Series D(d),(g),(h)		2,850,000		2,103,293
Truist Financial Corp., 4.80% to 9/1/24, Series N(d),(g),(h)		1,810,000		1,616,051
Truist Financial Corp., 5.10% to 3/1/30, Series Q(g),(h)		2,109,000		1,880,468

		Principal Amount	Value
Truist Financial Corp., 5.125% to 12/15/27, Series M(g),(h)		$500,000	$406,250
US Bancorp., 5.30% to 4/15/27, Series J(g),(h)		1,500,000	1,267,277
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(g),(h)		7,400,000	6,262,250
Wells Fargo & Co., 5.875% to 6/15/25, Series U(d),(g),(h)		4,521,000	4,315,511
Wells Fargo & Co., 5.95%, due 12/1/86(d)		2,830,000	2,636,464

			113,933,272

ELECTRIC	0.8%
CenterPoint Energy, Inc., 6.125% to 9/1/23, Series A(d),(g),(h)		1,960,000	1,844,600
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(d),(h)		1,125,000	953,437
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(g),(h)		4,500,000	3,840,114
Duke Energy Corp., 4.875% to 9/16/24(d),(g),(h)		3,580,000	3,217,499
Southern Co./The, 5.113%, due 8/1/27 (d)		6,000,000	5,849,539
Southern Co./The, 4.00% to 10/15/25, due 1/15/51, Series B(d),(h)		3,000,000	2,696,100

			18,401,289

FINANCIAL—INVESTMENT BANKER/BROKER	0.4%
Charles Schwab Corp./The, 4.00% to 6/1/26, Series I(d),(e),(g),(h)		6,983,000	5,736,226
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(d),(g),(h)		2,936,000	2,869,940

			8,606,166

INFRASTRUCTURE—GAS—DISTRIBUTION	0.2%
Sempra Energy, 4.875% to 10/15/25(d),(g),(h)		3,780,000	3,524,850

INSURANCE	1.9%
LIFE/HEALTH INSURANCE	1.5%
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52, 144A(b),(h)		5,170,000	4,742,772
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A (TruPS)(b),(d),(e)		4,500,000	4,815,000
MetLife, Inc., 5.875% to 3/15/28, Series D(d),(g),(h)		1,727,000	1,577,462
MetLife, Inc., 9.25%, due 4/8/68, 144A(b)		6,500,000	7,520,570
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(d),(h)		9,275,000	9,159,341
Prudential Financial, Inc., 6.00% to 6/1/32, due 9/1/52(d),(h)		4,500,000	4,208,699
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(d),(h)		396,000	384,660
Voya Financial, Inc., 6.125% to 9/15/23, Series A(d),(g),(h)		1,310,000	1,272,863

			33,681,367

		Principal Amount	Value
MULTI-LINE	0.1%
MetLife, Inc., 10.75%, due 8/1/69		$1,000,000	$1,306,337

PROPERTY CASUALTY	0.2%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(d),(h)		3,200,000	3,143,360
Liberty Mutual Group, Inc., 7.80%, due 3/7/87, 144A(b),(d)		1,680,000	1,871,592

			5,014,952

REINSURANCE	0.1%
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(d),(h)		1,760,000	1,433,678

TOTAL INSURANCE			41,436,334

PIPELINES	0.1%
Energy Transfer LP, 7.125% to 5/15/30, Series G(g),(h)		1,857,000	1,530,250

REAL ESTATE	0.1%
VICI Properties LP / VICI Note Co Inc., 5.75%, due 2/1/27, 144A(b)		1,700,000	1,605,556

UTILITIES	0.1%
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(d),(h)		3,438,000	3,002,483

TOTAL UNITED STATES			192,040,200

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$430,830,767)			402,403,052

CORPORATE BONDS—UNITED STATES	0.0%
COMMUNICATIONS—TOWERS
SBA Communications Corp., 3.125%, due 2/1/29(d)		572,000	461,292

TOTAL CORPORATE BONDS (Identified cost—$466,720)			461,292

		Number of Shares
SHORT-TERM INVESTMENTS	1.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47%(1)		34,541,133	34,541,133

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$34,541,133)			34,541,133

		Value
TOTAL INVESTMENTS IN SECURITIES (Identified cost—$2,796,122,794)	143.4%	$3,087,325,047
WRITTEN OPTION CONTRACTS (Premiums received—$764,784)	(0.2)	(3,593,616)
LIABILITIES IN EXCESS OF OTHER ASSETS	(43.2)	(930,215,187)

NET ASSETS (Equivalent to $22.52 per share based on 95,626,378 shares of common stock outstanding)	100.0%	$2,153,516,244

Exchange-Traded Option Contracts

Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(m)	Premiums Received	Value
Put — Digital Realty Trust, Inc.	$115.00	10/21/22	(600)	$(5,950,800)	$(133,297)	$(984,000)
Put — Union Pacific Corp.	205.00	10/21/22	(857)	(16,696,074)	(292,770)	(973,552)
			(1,457)	$(22,646,874)	$(426,067)	$(1,957,552)

Over-the-Counter Option Contracts

Written Options
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(m)	Premiums Received	Value
Put — Cellnex Telecom SA	Goldman Sachs International	EUR 38.00	10/21/22	(2,683)	$(8,359,099)	$(338,717)	$(1,636,064)

Centrally Cleared Interest Rates

Notional Amount	Fixed Rate Payable		Fixed Payment Frequency	Floating Rate Receivable (resets monthly)	Floating Payment Frequency	Maturity Date	Value	Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
$ 255,000,000	0.670%		Monthly	3.014%(n)	Monthly	9/15/25	$24,675,518	$—	$24,675,518
212,500,000	1.240%		Monthly	2.656%(n)	Monthly	2/3/26	18,977,729	(58,568)	18,919,161
85,000,000	0.898%		Monthly	2.564%(n)	Monthly	5/1/26	9,005,494	—	9,005,494
255,000,000	1.237%	(o)	Monthly	1-month LIBOR(o)	Monthly	9/15/27	29,295,267	—	29,295,267

							$81,954,008	$(58,568)	$81,895,440

The total amount of all interest rate swap contracts as presented in the table above are representative of the volume of activity for this derivative type during the nine months ended September 30, 2022.

Glossary of Portfolio Abbreviations

EMTN	Euro Medium Term Note
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
TruPS	Trust Preferred Securities

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $197,415,127 which represents 9.2% of the net assets of the Fund, of which 0.0% are illiquid.

(c)	Non-income producing security.
(d)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $1,886,616,922 in aggregate has been pledged as collateral.
(e)	A portion of the security has been rehypothecated in connection with the Fund’s revolving credit agreement. $834,476,761 in aggregate has been rehypothecated.
(f)	All or a portion of the security is pledged in connection with written option contracts. $27,117,049 in aggregate has been pledged as collateral.
(g)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(h)	Security converts to floating rate after the indicated fixed-rate coupon period.

(i)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $111,418,796 which represents 5.2% of the net assets of the Fund (3.6% of the managed assets of the Fund).

(j)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $33,961,207 which represents 1.6% of the net assets of the Fund, of which 0.0% are illiquid.

(k)	Security value is determined based on significant unobservable inputs (Level 3).
(l)	Rate quoted represents the annualized seven-day yield.
(m)	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.
(n)	Based on 1-Month LIBOR. Represents rate in effect at September 30, 2022.
(o)	Represents a forward-starting interest rate swap contract with interest receipts and payments commencing on December 24, 2022 (effective date).

Sector Summary	% of Managed Asset
Electric	30.9
Pipelines	14.3
Communications	8.6
Banks	8.1
Railways	7.2
Toll Roads	7.1
Gas Distribution	5.9
Airports	4.5
Insurance	2.6
Utilities	2.3
Financial	1.4
Environmental Services	1.1
Renewable Energy	1.1
Energy	0.9
Diversified Utilities	0.8
Integrated Telecommunications Services	0.5
Other	2.7

100.0

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued by a third-party pricing service. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Common Stock:
Canada	$373,028,709	$—	$—		$373,028,709
Mexico	37,107,498	—	—		37,107,498
Thailand	37,403,234	—	—		37,403,234
United States	1,544,100,590	7,441,344	—		1,551,541,934
Other Countries	—	567,437,752	—		567,437,752
Preferred Securities—$25 Par Value	83,400,443	—	—		83,400,443
Preferred Securities—Capital Securities:
United States	—	186,744,263	5,295,937	(a)	192,040,200
Other Countries	—	210,362,852	—		210,362,852
Corporate Bonds	—	461,292	—		461,292
Short-Term Investments	—	34,541,133	—		34,541,133

Total Investments in Securities(b)	$2,075,040,474	$1,006,988,636	$5,295,937		$3,087,325,047

Interest Rate Swap Contracts	$—	$81,895,440	$—		$81,895,440

Total Derivative Assets(b)	$—	$81,895,440	$—		$81,895,440

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Option Contracts	$(1,957,552)	(1,636,064)	$—	$(3,593,616)

Total Derivative Liabilities(b)	$(1,957,552)	$(1,636,064)	$—	$(3,593,616)

(a)

Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities— Capital Securities— United States
Balance as of December 31, 2021	$—
Transfer into Level 3(a)	5,295,937

Balance as of September 30, 2022	$5,295,937

(a)	Transfers from Level 2 to Level 3 are due to a decrease in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine prices.

Note 2. Derivative Investments

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the credit agreement, the accruals for which would begin at a specific date in the future (“the effective date”). The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The following summarizes the volume of the Fund’s option contracts activity for the nine months ended September 30, 2022:

	Purchased Option Contracts	Written Option Contracts
Average Notional Amount(a),(b)	$21,944,850	$49,079,226

(a)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.
(b)

Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month-end. For the period, this represents two months for purchased options and nine months for written option contracts.